UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Obrem Capital Offshore Master, L.P.*

Address:    c/o Goldman Sachs (Cayman) Trust, Limited
            P.O. Box 896, Harbour Centre, 2nd Floor
            Grand Cayman KY1-1103, Cayman Islands

13F File Number: 028-13308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:         Obrem Capital (GP), LLC
Name:       Andrew Rechtschaffen
Title:      Managing Member
Phone:      (646) 454-5312

Signature, Place and Date of Signing:


/s/ Andrew Rechtschaffen        New York, New York          February 11, 2011
------------------------     --------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]

* As of December 31, 2010, Obrem Capital Offshore Master, L.P. has been liquidated and does not have any holdings to report. As a result, no further Form 13Fs will be filed on behalf of Obrem Capital Offshore Master, L.P.

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

028-13306               Obrem Capital Management, LLC

SK 25940 0001 1171120